EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JULY 1, 2011 TO THE PROSPECTUS DATED MAY 1, 2011, AS SUPPLEMENTED

This Supplement updates information contained in the Prospectus dated May 1, 2011, as supplemented, of EQ Advisors Trust (the “Trust”) regarding the EQ/Global Multi-Sector Equity Portfolio, the EQ/International Core PLUS Portfolio, the EQ/International Value PLUS Portfolio and the EQ/Templeton Global Equity Portfolio. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. You may obtain an additional copy of the Prospectus and/or a copy of the Statement of Additional Information, free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104, or you can view, print, and download a copy of these documents at the Trust’s website at www.axa-equitablefunds.com

The purpose of this Supplement is to provide you with information about the appointment of an additional portfolio manager to these Portfolios.

Information Regarding

EQ/Global Multi-Sector Equity Portfolio

Effective July 1, 2011, the information contained in the section “Who Manages the Portfolio – Investment Adviser: BlackRock Investment Management LLC (“BlackRock”)” is revised to include the following information regarding Rachel Aguirre, an additional portfolio manager of the Index Allocated Portion of the Portfolio.

Name	Title	Date Began Managing the Portfolio
Rachel M. Aguirre	Vice President and Portfolio Manager of BlackRock	July 2011

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Information Regarding

EQ/International Core PLUS Portfolio

Effective July 1, 2011, the information contained in the section “Who Manages the Portfolio – Investment Adviser: BlackRock Investment Management LLC (“BlackRock”)” is revised to include the following information regarding Rachel Aguirre, an additional portfolio manager of the Index Allocated Portion of the Portfolio.

Name	Title	Date Began Managing the Portfolio
Rachel M. Aguirre	Vice President and Portfolio Manager of BlackRock	July 2011

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Information Regarding

EQ/International Value PLUS Portfolio

Effective July 1, 2011, the information contained in the section “Who Manages the Portfolio – Investment Adviser: BlackRock Investment Management LLC (“BlackRock”)” is revised to include the following information regarding Rachel Aguirre, an additional portfolio manager of the Index Allocated Portion of the Portfolio.

Name	Title	Date Began Managing the Portfolio
Rachel M. Aguirre	Vice President and Portfolio Manager of BlackRock	July 2011

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Information Regarding

EQ/Templeton Global Equity Portfolio

Effective July 1, 2011, the information contained in the section “Who Manages the Portfolio – Investment Adviser: BlackRock Investment Management LLC (“BlackRock”)” is revised to include the following information regarding Rachel Aguirre, an additional portfolio manager of the Index Allocated Portion of the Portfolio.

Name	Title	Date Began Managing the Portfolio
Rachel M. Aguirre	Vice President and Portfolio Manager of BlackRock	July 2011

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Information Regarding

EQ/Global Multi-Sector Equity Portfolio, EQ/International Core PLUS Portfolio,

EQ/International Value PLUS Portfolio, EQ/Templeton Global Equity Portfolio

Effective July 1, 2011, the second paragraph in the section of the Prospectus “Management of the Trust – The Advisers – BlackRock Investment Management, LLC is deleted in its entirety and replaced with the following:

The Index Allocated Portion of each of the EQ/Equity Growth PLUS Portfolio, EQ/Franklin Core Balanced Portfolio, the EQ/AXA Franklin Small Cap Value Core Portfolio, the EQ/Large Cap Core PLUS Portfolio, the EQ/Large Cap Growth PLUS Portfolio, the EQ/Mid Cap Value PLUS Portfolio and the EQ/Mutual Large Cap Equity Portfolio is managed by Edward Corallo, Christopher Bliss, Creighton Jue and Jennifer Hsui. The Index Allocated Portion of each of the EQ/Global Multi-Sector Equity Portfolio, the EQ/International Core PLUS Portfolio the EQ/International Value PLUS Portfolio and the EQ/Templeton Global Equity Portfolio is managed by Edward Corallo, Christopher Bliss Creighton Jue, Jennifer Hsui and Rachel Aguirre.

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Effective July 1, 2011, the following information regarding Rachel Aguirre is added as the seventh paragraph of the section of the Prospectus “Management of the Trust – The Advisers – BlackRock Investment Management, LLC.

Rachel Aguirre, Vice President and Portfolio Manager with BlackRock, is responsible for managing a broad range of international equity portfolios in the Institutional Indexing Group. She has been with the firm as a portfolio manager since 2009. From 2006 to 2009 she was a Portfolio Manager in the Index Equity Group, and prior to 2006 she was a portfolio manager and strategist in Barclays Global Investors’ Fixed Income Group.

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EQ ADVISORS TRUSTSM

SUPPLEMENT DATED JULY 1, 2011 TO THE

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2011

This Supplement updates certain information contained in the above-referenced Statement of Additional Information (“SAI”) of EQ Advisors Trust (“Trust”). You should read this Supplement in conjunction with the SAI and retain it for future reference. You may obtain an additional copy of the SAI, or a copy of the Summary Prospectus and Prospectus free of charge, by writing to the Trust at 1290 Avenue of the Americas, New York, New York 10104 or you can view, print, and download a copy of these documents by visiting the Trust’s website at www.axa-equitablefunds.com.

The purpose of this Supplement is to provide you with information about an additional portfolio manager for the EQ/Global Multi-Sector Equity Portfolio, the EQ/International Core PLUS Portfolio, the EQ/International Value PLUS Portfolio and the EQ/Templeton Global Equity Portfolio (together, the “Portfolios”).

Effective July 1, 2011, Rachel Aguirre is added as an additional portfolio manager of the Portfolios.

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Effective July 1, 2011 the following information regarding Rachel Aguirre is added to the to the “Portfolio Manager Information” charts in Appendix C for BlackRock Investment Management LLC with respect to the Portfolios.

EQ/Global Multi-Sector Equity Portfolio (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of May 31, 2011						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
BlackRock Investment Management LLC (“Adviser”)
Rachel Aguirre	14	$13.2 Billion	74	$118 Billion	36	$51 Billion	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Fund as of May 31, 2011

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,000- $1,000,000	over $1,000,000
Rachel Aguirre	X

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EQ/International Core PLUS Portfolio (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of May 31, 2011						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
BlackRock Investment Management LLC (“Adviser”)
Rachel Aguirre	14	$13.4 Billion	74	$118 Billion	36	$51 Billion	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Fund as of May 31, 2011

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,000- $1,000,000	over $1,000,000
Rachel Aguirre	X

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EQ/International Value PLUS Portfolio (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of May 31, 2011						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
BlackRock Investment Management LLC (“Adviser”)
Rachel Aguirre	14	$13.2 Billion	74	$118 Billion	36	$51 Billion	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Fund as of May 31, 2011

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,000- $1,000,000	over $1,000,000
Rachel Aguirre	X

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EQ/Templeton Global Equity Portfolio (“Fund”)
Portfolio Manager	Presented below for each portfolio manager is the number of other accounts of the Adviser managed by the portfolio manager and the total assets in the accounts managed within each category, as of May 31, 2011						Presented below for each of the categories is the number of accounts and the total assets in the accounts with respect to which the advisory fee is based on the performance of the account.
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts		Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
BlackRock Investment Management LLC (“Adviser”)
Rachel Aguirre	14	$14.1 Billion	74	$118 Billion	36	$51 Billion	0	N/A	0	N/A	0	N/A

Ownership of Securities of the Fund as of May 31, 2011

Portfolio Manager	None	$1-$10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,000- $1,000,000	over $1,000,000
Rachel Aguirre	X

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